Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002889
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class AAA
C000002891
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class C
C000002887
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class I
C000002888
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	25,689	23,307	20,680	19,445	19,610	15,244	15,804	14,220	12,965	11,465	10,000
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	26,942	23,605	19,849	17,421	18,848	13,071	13,885	12,933	11,838	10,034	10,000
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	25,689	23,307	20,680	19,445	19,610	15,244	15,804	14,220	12,965	11,465	10,000
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	26,942	23,605	19,849	17,421	18,848	13,071	13,885	12,933	11,838	10,034	10,000
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	25,689	23,307	20,680	19,445	19,610	15,244	15,804	14,220	12,965	11,465	10,000
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	26,942	23,605	19,849	17,421	18,848	13,071	13,885	12,933	11,838	10,034	10,000
MSCI USA High Dividend Yield Index
Account Value [Line Items]
Account Value	25,689	23,307	20,680	19,445	19,610	15,244	15,804	14,220	12,965	11,465	10,000
Lipper Large Cap Value Fund Index
Account Value [Line Items]
Account Value	$ 26,942	$ 23,605	$ 19,849	$ 17,421	$ 18,848	$ 13,071	$ 13,885	$ 12,933	$ 11,838	$ 10,034	$ 10,000